Outstanding Loans and Leases - Nonperforming (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	$ 25,105,000,000		$ 30,690,000,000
Accruing Past Due 90 Days or More	24,636,000,000		22,379,000,000
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Receivable Curtailed By Federal Housing Administration	17,000,000,000		8,300,000,000
Insured Loan Receivable Curtailed And Accruing Interest	4,200,000,000		8,500,000,000
Home Loans [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructurings Classified As Non Performing Loans	4,700,000,000		3,000,000,000
Home Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructurings Classified As Non Performing Loans	539,000,000		535,000,000
Home Loans [Member] | Discontinued real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructurings Classified As Non Performing Loans	97,000,000		75,000,000
Home Loans [Member] | Core Sub Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	2,414,000,000	[1]	1,510,000,000	[1]
Accruing Past Due 90 Days or More	883,000,000	[1]	16,000,000	[1]
Home Loans [Member] | Core Sub Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	439,000,000		107,000,000
Home Loans [Member] | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	13,556,000,000	[1]	16,181,000,000	[1]
Accruing Past Due 90 Days or More	20,281,000,000	[1]	16,752,000,000	[1]
Home Loans [Member] | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	2,014,000,000		2,587,000,000
Home Loans [Member] | Legacy Assets & Servicing Sub Portfolio Segment [Member] | Discontinued real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	290,000,000		331,000,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	18,768,000,000		20,854,000,000
Accruing Past Due 90 Days or More	24,324,000,000		21,747,000,000
Consumer Portfolio Segment [Member] | Direct/Indirect consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	40,000,000		90,000,000
Accruing Past Due 90 Days or More	746,000,000		1,058,000,000
Consumer Portfolio Segment [Member] | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	15,000,000		48,000,000
Accruing Past Due 90 Days or More	2,000,000		2,000,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	6,337,000,000		9,836,000,000
Accruing Past Due 90 Days or More	312,000,000		632,000,000
Commercial Portfolio Segment [Member] | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	3,880,000,000		5,829,000,000
Accruing Past Due 90 Days or More	7,000,000		47,000,000
Troubled Debt Restructurings Classified As Non Performing Loans	1,100,000,000		770,000,000
Commercial Portfolio Segment [Member] | Commercial lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	26,000,000		117,000,000
Accruing Past Due 90 Days or More	14,000,000		18,000,000
Commercial Portfolio Segment [Member] | U.S. small business commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	114,000,000		204,000,000
Accruing Past Due 90 Days or More	216,000,000		325,000,000
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Past Due 90 Days or More	2,070,000,000		3,320,000,000
UNITED STATES | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	2,174,000,000		3,453,000,000
Accruing Past Due 90 Days or More	75,000,000		236,000,000
Troubled Debt Restructurings Classified As Non Performing Loans	531,000,000		175,000,000
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Past Due 90 Days or More	342,000,000		599,000,000
Non-U.S. Commercial | Commercial Portfolio Segment [Member] | Commercial Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans and Leases	143,000,000		233,000,000
Accruing Past Due 90 Days or More			6,000,000
Troubled Debt Restructurings Classified As Non Performing Loans	$ 38,000,000		$ 7,000,000

[1]	Residential mortgage loans accruing past due 90 days or more are fully-insured loans. At December 31, 2011 and 2010, residential mortgage includes $17.0 billion and $8.3 billion of loans on which interest has been curtailed by the FHA, and therefore are no longer accruing interest, although principal is still insured, and $4.2 billion and $8.5 billion of loans on which interest is still accruing.